Supplemental Cash Flow Data	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Data
Supplemental Cash Flow Data

3. Supplemental cash flow data

The following tables set forth supplemental information with respect to the cash inflows and outflows for capital provision-direct assets and capital provision-indirect assets for the years ended December 31, 2021, 2020 and 2019:

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2021	direct assets	indirect assets	Total
Proceeds	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
New funding	(672,931)	-	(672,931)

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2020	direct assets	indirect assets	Total
Proceeds	354,884	203,029	557,913
Increase in payable for capital provision assets	220	-	220
New funding	(297,143)	-	(297,143)

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2019	direct assets	indirect assets	Total
Proceeds	108,521	284,085	392,606
Increase in payable for capital provision assets	36	-	36
New funding	(347,630)	(224,156)	(571,786)

Capital provision-direct assets represent those assets in which the Group has provided financing directly to a client or to fund a principal position in a legal finance asset. BOF-C is included in capital provision-direct assets because the Group does not invest any capital in BOF-C.

Capital provision-indirect assets represent those assets in which the Group’s capital is provided through a fund as a limited partner contribution. At December 31, 2021 and 2020, capital provision-indirect assets consisted entirely of assets held through the Strategic Value Fund.